Financial instruments and risk management - Summary of financial liabilities by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Line Items]
Trade and other payables	$ (5,922)	$ (5,209)
Short term borrowings and bank overdrafts	(552)	(717)
Medium and long-term borrowings	(14,624)	(16,913)
Derivatives related to net debt	(276)	(516)
Other derivatives and embedded derivatives: not designated as hedges	(255)	(7)
Other financial liabilities	(345)	(239)
Total financial liabilities	(21,974)	(23,601)
Held at fair value [member]
Disclosure of financial liabilities [Line Items]
Trade and other payables	(15)	(5)
Derivatives related to net debt	(276)	(516)
Other derivatives and embedded derivatives: not designated as hedges	(255)	(7)
Total financial liabilities	(546)	(528)
Other financial liability [Member]
Disclosure of financial liabilities [Line Items]
Trade and other payables	(5,907)	(5,204)
Short term borrowings and bank overdrafts	(552)	(717)
Medium and long-term borrowings	(14,624)	(16,913)
Other financial liabilities	(345)	(239)
Total financial liabilities	$ (21,428)	$ (23,073)